Cover	Aug. 07, 2019
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A amends Global Net Lease, Inc.’s Current Report on Form 8-K originally filed with the Securities and Exchange Commission on August 7, 2019. The sole purpose of this amendment is to add Inline eXtensible Business Reporting Language tagging to the cover page of this Current Report and to include Exhibit 104 under Item 9.01 of this Current Report relating to the same. No other changes have been made to the original filing, and this amendment has not been updated to reflect events occurring subsequent to the original filing date.
Document Period End Date	Aug. 07, 2019
Entity File Number	001-37390
Entity Registrant Name	Global Net Lease, Inc.
Entity Central Index Key	0001526113
Entity Tax Identification Number	45-2771978
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	405 Park Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GNL
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.25% Series A Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	GNL PR A
Security Exchange Name	NYSE